Stock-Based Compensation Plans	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
STOCK-BASED COMPENSATION PLANS

18. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans that include NSRs, Cenovus replacement stock options, performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units.
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2024	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	8,664	4,777
Cenovus Replacement Stock Options	388	388
Performance Share Units	7,202	—
Restricted Share Units	8,171	—
Deferred Share Units	1,736	1,736
The weighted average exercise price of NSRs and Cenovus replacement stock options outstanding as at September 30, 2024, were $17.79 and $3.54, respectively.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2024	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	2,402	5,217
Cenovus Replacement Stock Options	—	574
Performance Share Units	6,354	8,899
Restricted Share Units	3,385	2,281
Deferred Share Units	187	185

	Weighted Average Exercise Price	Units Exercised
For the nine months ended September 30, 2024	($/unit)	(thousands)
Stock Options With Associated Net Settlement Rights Exercised for Net Cash Payment	10.54	4,426
Stock Options With Associated Net Settlement Rights Exercised and Net Settled for Common Shares (1)	11.98	791
Cenovus Replacement Stock Options Exercised and Net Settled for Cash	7.78	537
Cenovus Replacement Stock Options Exercised and Net Settled for Common Shares (2)	5.17	37
(1)NSRs were net settled for 562 thousand common shares.
(2)Cenovus replacement stock options were net settled for 29 thousand common shares.
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Stock Options With Associated Net Settlement Rights	2	2	9	9
Cenovus Replacement Stock Options	(2)	6	1	(1)
Performance Share Units	(4)	98	57	125
Restricted Share Units	(2)	35	50	56
Deferred Share Units	(6)	10	6	7
Stock-Based Compensation Expense (Recovery)	(12)	151	123	196
PSUs and RSUs granted under the Performance Share Unit Plan and Restricted Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.